Prepayments On Flight Equipment	12 Months Ended
Dec. 31, 2011
Prepayments On Flight Equipment [Abstract]
Prepayments On Flight Equipment

7. Prepayments on flight equipment

     In December 2005, we placed an order with Airbus for the forward purchase of 70 aircraft, including five aircraft subject to reconfirmation rights. ("2005 Forward Order"). During 2008 and the first two months of 2009, we notified Airbus that we would not take delivery of the five aircraft subject to reconfirmation rights. In 2009 four additional aircraft were added to the forward order. As of December 31, 2011, 52 aircraft had been delivered and 12 aircraft were sold. The remaining five A320 aircraft to be delivered as of December 31, 2011, are scheduled to be delivered between 2012 through 2013.

     In December 2006, we placed an order with Airbus to acquire 20 new A330 wide-body aircraft. In May 2007, we added an additional ten A330 aircraft to this order. In 2009, two additional A330 aircraft were added to the forward order. As of December 31, 2011, 27 aircraft had been delivered of which eight aircraft were sold and five aircraft remained to be delivered pursuant to the agreement. The remaining five aircraft are scheduled to be delivered in 2012.

     In 2010, we signed an agreement with Boeing covering the purchase of up to 15 Boeing 737-800 aircraft, consisting of ten firm aircraft delivering in 2015 and five purchase rights.

     In connection with the current forward order contracts, we are required to make scheduled prepayments toward these future deliveries (Note 5). A total amount of interest of $23,001, $7,978 and $4,439 was capitalized with respect to these payments for the years ended December 31, 2009, 2010 and 2011, respectively.

     Following is a summary of the movements in prepayments on flight equipment during the years ended December 31, 2009, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011
Net book value at beginning of period	$448,945	$527,666	$199,417
Prepayments made	431,410	132,706	43,313
Prepayments applied against the purchase of flight equipment	(375,690)	(468,933)	(151,550)
Interest capitalized	23,001	7,978	4,439
Net book value at end of period	$527,666	$199,417	$95,619